Note 31 - Commitments and Guarantees - Commitments (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Premises and equipment leasing	$ 26,255
Gas, electricity and non-commodity contracts	3,171,022
3,197,277
Not later than one year [member]
Statement Line Items [Line Items]
Premises and equipment leasing	4,874
Gas, electricity and non-commodity contracts	1,867,383
1,872,257
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,388
Gas, electricity and non-commodity contracts	1,202,940
1,210,328
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	6,691
Gas, electricity and non-commodity contracts	69,658
76,349
Later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,302
Gas, electricity and non-commodity contracts	31,041
$ 38,343